Business Acquisitions - Results of consolidated operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 190,634	$ 152,340
Net income (loss)	$ 21,583	$ (2,639)